UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

Charles P. Nelson
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

ITEM 1.    REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Putnam Equity Income Fund (Initial Class)

Semi-Annual Report

June 30, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2014

Sector	Percentage of Fund Investments
Basic Materials	2.91%
Communications	9.91%
Consumer, Cyclical	9.18%
Consumer, Non-cyclical	19.47%
Energy	11.69%
Financial	22.46%
Industrial	10.27%
Technology	7.08%
Utilities	4.85%
Short Term Investments	2.18%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/01/14)	(6/30/14)	(1/01/14 - 6/30/14)

Actual	$1,000.00	$1,080.60	$5.72

Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.55

*Expenses are equal to the Fund's annualized expense ratio of 1.10% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

Great-West Putnam Equity Income Fund
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCK
Basic Materials — 2.88%
48,140	Ashland Inc	$5,234,744
85,800	Dow Chemical Co	4,415,268
82,500	Freeport-McMoRan Copper & Gold Inc	3,011,250
76,000	MeadWestvaco Corp	3,363,760
		16,025,022
Communications — 10.06%
151,400	AT&T Inc	5,353,504
65,900	CBS Corp Class B	4,095,026
70,100	CenturyLink Inc	2,537,620
332,350	Cisco Systems Inc	8,258,898
206,350	Comcast Corp Class A	11,004,645
80,600	Liberty Global PLC Class C	3,410,186
80,500	Symantec Corp	1,843,450
11,988	Time Inc	290,349
95,910	Time Warner Inc	6,737,678
169,356	Verizon Communications Inc	8,286,589
124,881	Vodafone Group PLC Sponsored ADR	4,169,777
		55,987,722
Consumer, Cyclical — 8.96%
109,000	American Airlines Group Inc (a)	4,682,640
85,700	CVS Caremark Corp	6,459,209
126,200	Dana Holding Corp	3,081,804
75,900	Delphi Automotive PLC	5,217,366
159,660	Ford Motor Co	2,752,538
72,900	Gaming & Leisure Properties Inc REIT	2,476,413
30,800	Gap Inc	1,280,356
133,200	General Motors Co	4,835,160
60,200	Hasbro Inc	3,193,610
61,516	Hilton Worldwide Holdings Inc (a)	1,433,323
22,100	Johnson Controls Inc	1,103,453
54,900	Macy's Inc	3,185,298
398,300	Office Depot Inc (a)	2,266,327
113,400	PulteGroup Inc	2,286,144
35,984	Taylor Morrison Home Corp Class A (a)	806,761
53,888	TRW Automotive Holdings Corp (a)	4,824,054
		49,884,456
Consumer, Non-cyclical — 19.75%
105,300	Altria Group Inc	4,416,282
51,500	AstraZeneca PLC Sponsored ADR	3,826,965
123,500	Baxter International Inc	8,929,050
124,000	Cigna Corp	11,404,280
283,982	Coty Inc Class A	4,864,612
27,750	Covidien PLC	2,502,495

Shares		Fair Value
Consumer, Non-cyclical — (continued)
67,300	Dr Pepper Snapple Group Inc	$3,942,434
189,200	Eli Lilly & Co	11,762,564
113,230	Johnson & Johnson	11,846,123
85,800	Kellogg Co	5,637,060
63,300	Kraft Foods Group Inc	3,794,835
9,043	Mallinckrodt PLC (a)(b)	723,621
105,100	Merck & Co Inc	6,080,035
38,800	PepsiCo Inc	3,466,392
221,728	Pfizer Inc	6,580,887
71,550	Philip Morris International Inc	6,032,380
77,700	St Jude Medical Inc	5,380,725
38,000	UnitedHealth Group Inc	3,106,500
33,000	Zimmer Holdings Inc	3,427,380
69,903	Zoetis Inc	2,255,770
		109,980,390
Energy — 11.58%
16,300	Apache Corp	1,640,106
33,400	EOG Resources Inc	3,903,124
151,600	Exxon Mobil Corp	15,263,088
404,500	Marathon Oil Corp	16,147,640
23,100	Marathon Petroleum Corp	1,803,417
45,400	National Oilwell Varco Inc	3,738,690
10,085	NextEra Energy Partners LP (a)	337,948
11,350	Now Inc (a)	410,984
9,100	Occidental Petroleum Corp	933,933
102,600	QEP Resources Inc	3,539,700
143,603	Royal Dutch Shell PLC ADR (b)	11,828,579
16,282	Total SA (c)	1,176,965
74,600	Valero Energy Corp	3,737,460
		64,461,634
Financial — 22.32%
15,149	Ally Financial Inc (a)	362,213
18,400	Altisource Portfolio Solutions SA (a)(b)	2,108,272
123,000	American International Group Inc	6,713,340
38,300	American Tower Corp REIT	3,446,234
48,000	Aon PLC	4,324,320
160,800	Assured Guaranty Ltd	3,939,600
543,900	Bank of America Corp	8,359,743
28,300	Capital One Financial Corp	2,337,580
179,900	Charles Schwab Corp	4,844,707
106,453	Citigroup Inc	5,013,936
78,600	CME Group Inc	5,576,670
32,600	Discover Financial Services	2,020,548
59,800	Equity Lifestyle Properties Inc REIT	2,640,768

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Great-West Putnam Equity Income Fund
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Financial — (continued)
256,000	Genworth Financial Inc Class A (a)	$4,454,400
99,700	Hartford Financial Services Group Inc	3,570,257
45,900	Hatteras Financial Corp REIT	909,279
71,700	Invesco Ltd	2,706,675
138,100	JPMorgan Chase & Co	7,957,322
213,530	MetLife Inc	11,863,727
474,583	MFA Financial Inc REIT (b)	3,896,326
49,550	PartnerRe Ltd	5,411,355
134,139	Radian Group Inc	1,986,599
224,300	Regions Financial Corp	2,382,066
137,720	State Street Corp	9,263,047
121,400	US Bancorp	5,259,048
213,310	Wells Fargo & Co	11,211,574
39,000	Willis Group Holdings PLC	1,688,700
		124,248,306
Industrial — 10.37%
7,100	Energizer Holdings Inc	866,413
56,300	General Dynamics Corp	6,561,765
198,400	General Electric Co	5,213,952
60,800	Honeywell International Inc	5,651,360
51,760	L-3 Communications Holdings Inc	6,250,020
88,310	Northrop Grumman Corp	10,564,525
39,200	Packaging Corp of America	2,802,408
53,400	Sealed Air Corp	1,824,678
36,300	Thermo Fisher Scientific Inc	4,283,400
109,670	Tyco International Ltd	5,000,952
46,000	Union Pacific Corp	4,588,500
35,600	United Technologies Corp	4,110,020
		57,717,993
Technology — 7.18%
68,600	Apple Inc	6,374,998
65,500	Computer Sciences Corp	4,139,600
193,500	EMC Corp	5,096,790
144,072	Fairchild Semiconductor International Inc (a)	2,247,523
106,100	Intel Corp	3,278,490
82,700	Maxim Integrated Products Inc	2,796,087
57,511	NXP Semiconductor NV (a)	3,806,078
48,628	SanDisk Corp	5,078,222
62,200	Seagate Technology PLC	3,534,204
76,200	Texas Instruments Inc	3,641,598
		39,993,590
Utilities — 4.92%
13,852	Abengoa Yield PLC (a)	523,882
62,000	Ameren Corp	2,534,560
53,700	American Electric Power Co Inc	2,994,849

Shares		Fair Value
Utilities — (continued)
77,138	Calpine Corp (a)	$1,836,656
62,700	Edison International	3,643,497
126,600	FirstEnergy Corp	4,395,552
32,900	NextEra Energy Inc	3,371,592
50,900	NRG Energy Inc	1,893,480
174,562	PPL Corp	6,202,188
		27,396,256
TOTAL COMMON STOCK — 98.02% (Cost $410,218,692)		$545,695,369
Principal Amount
CONVERTIBLE BONDS
Consumer, Cyclical — 0.35%
$640,000	WESCO International Inc
	6.00%, 09/15/2029	1,962,400
Financial — 0.38%
1,806,000	MGIC Investment Corp
	5.00%, 05/01/2017	2,094,960
TOTAL CONVERTIBLE BONDS — 0.73% (Cost $2,678,079)		$4,057,360
Shares
CONVERTIBLE PREFERRED STOCK
Energy — 0.29%
58,203	McDermott International Inc, 6.25%(a)	1,596,508
Financial — 0.10%
5,399	American Tower Corp Series A, 5.25%(a)	574,319
2,620	Stanley Black & Decker Inc Series A, 6.25%(b)	299,859
TOTAL CONVERTIBLE PREFERRED STOCK — 0.44% (Cost $2,256,975)		$2,470,686
PREFERRED STOCK
Basic Materials — 0.08%
18,499	ArcelorMittal	416,804
TOTAL PREFERRED STOCK — 0.08% (Cost $462,475)		$416,804
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.21%
$2,928,119	Undivided interest of 12.36% in a repurchase agreement (principal amount/value $23,699,731 with a maturity value of $23,699,790) with Scotia Capital (USA) Inc, 0.09%, dated 6/30/14 to be repurchased at $2,928,119 on 7/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.38%, 7/2/14 - 11/15/43, with a value of $24,173,787. (d)	2,928,119

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Great-West Putnam Equity Income Fund
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Repurchase Agreements — (continued)
$616,350	Undivided interest of 2.51% in a repurchase agreement (principal amount/value $24,564,145 with a maturity value of $24,564,206) with BMO Capital Markets Corp, 0.09%, dated 6/30/14 to be repurchased at $616,350 on 7/1/14 collateralized by U.S. Treasury securities, 0.00% - 8.88%, 7/31/14 - 11/15/43, with a value of $25,055,447. (d)	$616,350
2,928,119	Undivided interest of 3.25% in a repurchase agreement (principal amount/value $90,127,418 with a maturity value of $90,127,593) with HSBC Securities (USA) Inc, 0.07%, dated 6/30/14 to be repurchased at $2,928,119 on 7/1/14 collateralized by U.S. Treasury securities, 0.00% - 6.38%, 7/10/14 - 8/15/42, with a value of $91,930,236. (d)	2,928,119
2,928,119	Undivided interest of 3.93% in a repurchase agreement (principal amount/value $74,421,790 with a maturity value of $74,421,997) with Citigroup Global Markets Inc, 0.10%, dated 6/30/14 to be repurchased at $2,928,119 on 7/1/14 collateralized by U.S. Treasury securities and Government National Mortgage Association securities, 0.00% - 7.50%, 10/16/14 - 12/15/54, with a value of $75,910,229. (d)	2,928,119
2,928,119	Undivided interest of 7.51% in a repurchase agreement (principal amount/value $38,988,495 with a maturity value of $38,988,614) with TD Securities (USA) Inc, 0.11%, dated 6/30/14 to be repurchased at $2,928,119 on 7/1/14 collateralized by various U.S. Government Agency securities, 0.12% - 5.63%, 7/6/16 - 6/1/44, with a value of $39,768,265. (d)	2,928,119
TOTAL SHORT TERM INVESTMENTS — 2.21% (Cost $12,328,826)		$12,328,826

TOTAL INVESTMENTS — 101.48% (Cost $427,945,047)		$564,969,045
OTHER ASSETS & LIABILITIES, NET — (1.48)%		$(8,244,658)
TOTAL NET ASSETS — 100.00%		$556,724,387

(a)	Non-income producing security.
(b)All or a portion of the security is on loan at June 30, 2014.
(c)Foreign security is fair valued under procedures adopted by the Board of Directors.
(d)Collateral received for securities on loan.
ADR    American Depositary Receipt
REIT    Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2014 (Unaudited)
Great-West Putnam Equity Income Fund
ASSETS:
Investments in securities, fair value (including $12,058,039 of securities on loan)(a)	$552,640,219
Repurchase agreements, fair value(b)	12,328,826
Cash	1,416,055
Cash denominated in foreign currencies, fair value(c)	33,922
Subscriptions receivable	501,865
Receivable for investments sold	2,125,796
Dividends and interest receivable	1,056,612
Total Assets	570,103,295
LIABILITIES:
Payable to investment adviser	518,813
Payable upon return of securities loaned	12,328,826
Redemptions payable	279,144
Payable for investments purchased	252,125
Total Liabilities	13,378,908
NET ASSETS	$556,724,387
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,719,767
Paid-in capital in excess of par	384,008,909
Net unrealized appreciation on investments and foreign currency translations	137,024,019
Undistributed net investment income	175,552
Accumulated net realized gain on investments	31,796,140

NET ASSETS	$556,724,387
CAPITAL STOCK:
Authorized	70,000,000
Issued and Outstanding	37,197,669

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$14.97
(a) Cost of investments	$415,616,221
(b) Cost of repurchase agreements	$12,328,826
(c) Cost of cash denominated in foreign currencies	$33,901

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2014 (Unaudited)
Great-West Putnam Equity Income Fund
INVESTMENT INCOME:
Interest amortization	$(12,984)
Income from securities lending	26,666
Dividends	6,206,577
Foreign withholding tax	(43,893)
Total Income	6,176,366
EXPENSES:
Management fees	2,905,982
Total Expenses	2,905,982
NET INVESTMENT INCOME	3,270,384
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	21,520,161
Net change in unrealized appreciation on investments and foreign currency translations	17,365,942
Net Realized and Unrealized Gain on Investments and Foreign Currency	38,886,103
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,156,487

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013
	2014 (Unaudited)	2013
Great-West Putnam Equity Income Fund
OPERATIONS:
Net investment income	$3,270,384	$7,120,722
Net realized gain on investments	21,520,161	39,409,579
Net change in unrealized appreciation on investments	17,365,942	73,892,497
Net Increase in Net Assets Resulting from Operations	42,156,487	120,422,798
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,094,832)	(9,405,524)
From net realized gains	–	(24,948,041)
Total Distributions	(3,094,832)	(34,353,565)
CAPITAL SHARE TRANSACTIONS:
Shares sold	44,861,110	124,143,636
Shares issued in reinvestment of distributions	3,094,832	34,353,565
Shares redeemed	(48,579,753)	(94,686,390)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(623,811)	63,810,811
Total Increase in Net Assets	38,437,844	149,880,044
NET ASSETS:
Beginning of period	518,286,543	368,406,499
End of period(a)	$556,724,387	$518,286,543
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	3,196,737	9,351,732
Shares issued in reinvestment of distributions	205,773	2,493,792
Shares redeemed	(3,404,263)	(7,132,416)
Net Increase (Decrease)	(1,753)	4,713,108
(a) Including undistributed net investment income:	$175,552	$0

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011(a)
Great-West Putnam Equity Income Fund - Initial Class
NET ASSET VALUE, BEGINNING OF PERIOD	$13.93	$11.34	$9.72	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09(b)	0.21(b)	0.21(b)	0.09
Net realized and unrealized gain (loss)	1.03	3.36	1.61	(0.28)
Total From Investment Operations	1.12	3.57	1.82	(0.19)
LESS DISTRIBUTIONS:
From return of capital	–	–	(0.00)(c)	(0.00)(c)
From net investment income	(0.08)	(0.27)	(0.20)	(0.09)
From net realized gains	–	(0.71)	–	–
Total Distributions	(0.08)	(0.98)	(0.20)	(0.09)
NET ASSET VALUE, END OF PERIOD	$14.97	$13.93	$11.34	$9.72
TOTAL RETURN(d)	8.06%(e)	31.64%	18.88%	(1.88%)(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$556,724	$518,287	$368,406	$297,144
Ratio of expenses to average net assets	1.10%(f)	1.10%	1.10%	1.10%(f)
Ratio of net investment income to average net assets	1.24%(f)	1.57%	1.93%	1.79%(f)
Portfolio turnover rate	17%(e)	39%	56%	49%(e)

(a) The Fund's inception date was June 16, 2011.
(b) Per share amounts are based upon average shares outstanding.
(c) Amount was less than $0.01 per share.
(d) Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(e) Not annualized for periods less than one full year.
(f) Annualized.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM EQUITY INCOME FUND
Notes to Financial Statements
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Putnam Equity Income Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek capital growth and current income. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service.  Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known

Semi-Annual Report - June 30, 2014

market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs
Fixed Income Investments:
Convertible Bonds
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.
Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock, Preferred Stock
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Semi-Annual Report - June 30, 2014

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Equity Investments:
Domestic Common Stock	$482,502,052	$—	$—	$482,502,052
Foreign Common Stock	62,016,352	1,176,965	—	63,193,317
Convertible Preferred Stock	—	2,470,685	—	2,470,685
Preferred Stock	—	416,805	—	416,805
Fixed Income Investments:
Convertible Bonds	—	4,057,360	—	4,057,360
Short Term Investments	—	12,328,826	—	12,328,826

Total Assets	$544,518,404	$20,450,641	$0	$564,969,045

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency translations on the Statement of Operations.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Semi-Annual Report - June 30, 2014

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund's U.S. Federal and Colorado tax returns remain open for the fiscal years ended 2011 through 2013.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for Real Estate Investment Trust securities and foreign currency reclassifications. The differences have no impact on net assets or the results of operations. The character of distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 1.10% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Putnam Investment Management, LLC.  The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.  The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $213,625 for the period ended June 30, 2014.

Semi-Annual Report - June 30, 2014

3. PURCHASES AND SALES OF INVESTMENTS

For the period ended June 30, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $94,324,442 and $88,309,562, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)
At June 30, 2014, the U.S. Federal income tax cost basis was $428,238,990. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $139,040,768 and gross depreciation of investments in which there was an excess of tax cost over value of $2,310,713 resulting in net appreciation of $136,730,055.

5. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2014 the Fund had securities on loan valued at $12,058,039 and received collateral of $12,328,826 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 30, 2014

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of Great-West Funds (the “Independent Directors”), at a meeting held on April 17, 2014 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Great-West Funds, GWCM, and Putnam Investment Management, LLC (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.
On March 25, 2014, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against its benchmark index and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-year period ended December 31, 2013. The Board only assessed short-term performance due to the Fund’s inception in June of 2011. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index.
The Board noted that, although the Fund underperformed its benchmark for the one-year period ended December 31, 2013, the Fund was in the first quartile of its peer group for the same period (the first quartile being the best performers and the fourth quartile being the worst performers). The Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-

Adviser. In evaluating the management fees and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and the Fund’s total expense ratio including and excluding the administrative services fees GWCM pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee, Management Fee Less Non-Management Expenses and Management Fee less Non-Management Expenses and Administrative Fee were greater than the respective median and average contractual management fees and management fees less estimated intermediary fees of its peer group of funds. However, the Board noted that the Fund’s expense ratio was lower than the average and median expense ratio of its peer group of funds, lower than the average and greater than the median expense ratio of its peer universe and in the second quartile of its peer group of funds (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were reasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Fund’s brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of GWCM or the Sub-Adviser. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.
ITEM 2.    CODE OF ETHICS.

Not required in filing.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.     CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)
The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.     EXHIBITS.

(a)    (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

By:    /s/ Mary Maiers
Mary Maiers
Chief Financial Officer & Treasurer

Date: August 29, 2014